Accumulated Other Comprehensive Income - Changes in Unrealized Capital Gains (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Equity [Abstract]
Available-for-sale Securities and Other Investments, Including Securities Pledged, Change in Net Unrealized Holding Gain Loss Before Adjustments, Net of Tax	$ 1,386,900,000	[1]	$ 1,214,500,000	[1]	$ 1,953,600,000	[1]
Available-for-sale Securities and Other Investments, Including Securities Pledged, Reclassification Adjustment for Gains and Other Items Included In Net Income (Loss), Net of Tax	257,300,000	[2]	31,100,000	[2]	(213,600,000)	[2]
Available-for-sale Securities and Other Investments, Including Securities Pledged, Valuation Allowance Deferred Tax Asset Change	0		387,000,000		151,500,000
Available-for-sale Securities and Other Investments, Including Securities Pledged, Change in Net Unrrealized Holding Gain (Loss) Net of Tax	1,129,600,000		1,570,400,000		2,318,700,000
Available-for-sale Securities and Other Investments, Including Securities Pledged, Change in Net Unrealized Holding Gain (Loss), before Tax	2,101,100,000		1,868,600,000		3,004,100,000
Available-for-sale Securities and Other Investments, Including Securities Pledged, Reclassification Adjustment for Gains and Other Items Included In Net Income (Loss), before Tax	$ 389,800,000		$ 47,800,000		$ (328,500,000)

[1]	Pre-tax unrealized capital gains/losses arising during the period were $2,101.1, $1,868.6 and $3,004.1 for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Pre-tax reclassification adjustments for gains/losses and other items included in Net income (loss) were $389.8, $47.8 and $(328.5) for the years ended December 31, 2012, 2011 and 2010, respectively.